UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     02/11/04
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        135
                                         --------------
Form 13F Information Table Value Total:  $ 2,181,675
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMR Corp.                      COM              001765106    12779   502700 SH       SOLE                   496400
Abbott Labs                    COM              002824100    36089   827543 SH       SOLE                   789593             25700
Acco Brands Corporation        COM              00081T108    25113  1146732 SH       SOLE                  1124373              1335
Airtran Hldgs Incorporated     COM              00949P108    41657  2803300 SH       SOLE                  2723600             23700
Allstate Corporation           COM              020002101    35815   654397 SH       SOLE                   622198             24599
American Greetings             COM              026375105    35164  1673667 SH       SOLE                  1598967             43600
Anadarko Petroleum             COM              032511107    76209  1597999 SH       SOLE                  1530999             46250
Analogic Corp                  COM              032657207     9381   201265 SH       SOLE                   198865
Apache Corporation             COM              037411105    89967  1318200 SH       SOLE                  1259200             43800
Apria Healthcare Group         COM              037933108    10873   575300 SH       SOLE                   567400
Archer Daniels Midland         COM              039483102     5744   139152 SH       SOLE                   139152
Ashford Hospitality Tr         COM              044103109     1624   128670 SH       SOLE                   125300              3370
B P Blc                        COM              055622104      326     4688 SH       SOLE                     4688
Bank of America Corp.          COM              060505104     9132   189855 SH       SOLE                   188404              1451
Bank of New York Inc           COM              064057102     8697   270100 SH       SOLE                   270100
Belo Corp.                     COM              080555105    26153  1676475 SH       SOLE                  1634700             22550
Berry Pete Co Cl A             COM              085789105    25222   760850 SH       SOLE                   756250
Black & Decker Corp.           COM              091797100    32003   378910 SH       SOLE                   359070             11800
Bowater Inc                    COM              102183100     9384   412500 SH       SOLE                   407400
Brinks Company                 COM              109696104    40584   719455 SH       SOLE                   688555             22200
Buckeye Technologies Inc       COM              118255108     9585  1254640 SH       SOLE                  1254640
Callaway Golf Co               COM              131193104    11925   918005 SH       SOLE                   907505
Canetic Resources Trust        COM              137513107     1423    68390 SH       SOLE                    67270              1120
Century Aluminum Company       COM              156431108    10074   282250 SH       SOLE                   282250
Checkpoint Software            COM              M22465104      509    28900 SH       SOLE                    25400
Cimarex Energy Co.             COM              171798101    78004  1814040 SH       SOLE                  1745475             41350
Citigroup Incorporated         COM              172967101    37295   772954 SH       SOLE                   739404             25250
Comerica Inc                   COM              200340107     9093   174900 SH       SOLE                   170500               300
Commercial Capital Bancorp     COM              20162L105    10261   651497 SH       SOLE                   651497
Conocophillips                 COM              20825C104    83671  1276828 SH       SOLE                  1218172             42656
Del Monte Foods                COM              24522P103     7977   710340 SH       SOLE                   700140
Devon Energy Corp.             COM              25179M103    88647  1467427 SH       SOLE                  1403102             46525
Dominion Resources Inc         COM              25746U109    50765   678769 SH       SOLE                   652070             18699
Dover Corp                     COM              260003108     1488    30100 SH       SOLE                    28000
Dow Chemical                   COM              260543103    37850   969765 SH       SOLE                   923665             35700
Eagle Hospitality Pptys Trust  COM              26959T102     7184   745960 SH       SOLE                   742160              3800
Education Realty Trust         COM              28140H104     1933   116080 SH       SOLE                   112660              3420
Encore Acquisition Co          COM              29255W100    32193  1199897 SH       SOLE                  1186897
Energen Corp                   COM              29265N108     2243    58400 SH       SOLE                    53000
Ennis Business Forms           COM              293389102     1750    88930 SH       SOLE                    88930
Finish Line Inc.               COM              317923100    13353  1128750 SH       SOLE                  1113950
First Horizon National Corp    COM              320517105     2094    52100 SH       SOLE                    48500
First Source Corp              COM              336901103     8269   244420 SH       SOLE                   241420
First State Bancorp            COM              336453105     8966   377034 SH       SOLE                   377034
Fluor Corp                     COM              343412102    51348   552550 SH       SOLE                   521400             21500
Fortune Brands Inc             COM              349631101    32680   460212 SH       SOLE                   446202              9900
Freddie Mac                    COM              313400301      912    16000 SH       SOLE                    16000
Gannett Co                     COM              364730101     3922    70125 SH       SOLE                    70125
General Mills Inc.             COM              370334104    16737   323975 SH       SOLE                   307400             11350
Gevity HR Inc                  COM              374393106    12224   460400 SH       SOLE                   455400
Green County Bancshares, Inc.  COM              394361208     1387    44793 SH       SOLE                    44793
Greenbrier Companies Inc       COM              393657101    11792   360180 SH       SOLE                   360180
Hanmi Financial Corp           COM              410495105     6954   357700 SH       SOLE                   352500
Helix Energy Solutions         COM              42330P107     1360    33700 SH       SOLE                    30000
Helmerich & Payne Inc          COM              423452101    20034   332460 SH       SOLE                   329860
ITLA Capital Corp              COM              450565106     6446   122593 SH       SOLE                   122593
International Paper            COM              460146103     4910   152000 SH       SOLE                   152000
James River Coal Co.           COM              470355207    29604  1117550 SH       SOLE                  1073075             24950
Johnson & Johnson              COM              478160104    35128   586249 SH       SOLE                   565890             14049
K-Swiss                        COM              482686102     3799   142300 SH       SOLE                   140300
Kaydon Corp                    COM              486587108     7947   212990 SH       SOLE                   211990
Kimberly Clark Corporation     COM              494368103    10330   167419 SH       SOLE                   167419
Lincoln Electric Holdings      COM              533900106    10394   165900 SH       SOLE                   164750
Lodgenet Entnment Corp         COM              540211109     3640   195195 SH       SOLE                   195195
Lufkin Inds Inc                COM              549764108     6913   116325 SH       SOLE                   115325
Lyondell Chemical              COM              552078107      918    40500 SH       SOLE                    36000
MAF Bancorp Inc                COM              55261R108     8934   208546 SH       SOLE                   205646
Manor Care Inc                 COM              564055101     8944   190630 SH       SOLE                   185080              4200
Martin Marietta Materials, Inc COM              573284106     7232    79340 SH       SOLE                    78140
McDonald's Corporation         COM              580135101    36007  1071650 SH       SOLE                  1025000             32350
Meadwestvaco Corp.             COM              583334107    37739  1351200 SH       SOLE                  1273775             47800
Mellon Financial Corp          COM              58551A108      516    15000 SH       SOLE                    15000
Merrill Lynch                  COM              590188108     6779    97450 SH       SOLE                    97450
Microsoft Corp                 COM              594918104    28978  1243700 SH       SOLE                  1223700
Moneygram Intl Inc             COM              60935Y109    28130   828565 SH       SOLE                   796590             22750
Morgan Stanley                 COM              617446448      948    15000 SH       SOLE                    15000
Multimedia Games Inc.          COM              625453105      243    24020 SH       SOLE                    24020
Municipal Mtg & Eqty LLC       COM              62624B101      927    34121 SH       SOLE                    34121
National City Corp             COM              635405103      235     6500 SH       SOLE                     6500
National Fuel Gas              COM              636180101    16849   479475 SH       SOLE                   473875
Noble Energy Inc               COM              655044105     3060    65300 SH       SOLE                    58500
Norfolk Southern Corp          COM              655844108    50614   951030 SH       SOLE                   905530             33800
PNC Financial Svcs Group       COM              693475105      877    12500 SH       SOLE                    12500
Parker Hannifin Corp           COM              701094104     7219    93028 SH       SOLE                    92228
Pfizer Inc                     COM              717081103     5288   225325 SH       SOLE                   223025              2300
Phelps Dodge Corp              COM              717265102    85428  1039775 SH       SOLE                   995675             31500
Polaris Industries             COM              731068102    11475   265000 SH       SOLE                   261400
Proctor & Gamble               COM              742718109      446     8017 SH       SOLE                     8017
Qad Inc                        COM              74727D108     4711   607830 SH       SOLE                   607830
Remington Oil & Gas Corp.      COM              759594302    13874   315540 SH       SOLE                   315540
Reynolds American Inc          COM              761713106      267     2312 SH       SOLE                     2312
Safeco Corp                    COM              786429100     1868    33150 SH       SOLE                    31000
Sara Lee Corporation           COM              803111103    31490  1965650 SH       SOLE                  1877100             60500
Southwest Airlines             COM              844741108     8949   546700 SH       SOLE                   546700
Southwestern Energy Co         COM              845467109     7164   229900 SH       SOLE                   226600
Sovereign Bancorp              COM              845905108      512    25190 SH       SOLE                    17850
Steiner Leisure Limited        COM              P8744Y102     8296   209870 SH       SOLE                   209870
Tidewater Incorporated         COM              886423102    12017   244240 SH       SOLE                   241440
Trinity Industries Inc         COM              896522109    43662  1080737 SH       SOLE                  1035275             28875
Trizetto Group Incorporated    COM              896882107    18115  1224825 SH       SOLE                  1175075             25250
U S Airways Group Inc.         COM              90341W108    13948   275979 SH       SOLE                   237419             37110
UCBH Hldgs Inc                 COM              90262t308     3602   217800 SH       SOLE                   217800
UGI Corp                       COM              902681105     8980   364750 SH       SOLE                   360750
US Bancorp                     COM              902973304    51439  1665755 SH       SOLE                  1594075             52280
Union Pacific Corp             COM              907818108    41866   450368 SH       SOLE                   427743             15100
United Auto Group Inc          COM              909440109     8124   380500 SH       SOLE                   375200
United Fire & Casualty Co.     COM              910331107     8546   283650 SH       SOLE                   280050
Unitedhealth Group Inc.        COM              91324P102    23559   526107 SH       SOLE                   498325             18810
WPS Resources                  COM              92931b106    12521   252440 SH       SOLE                   248740
Wachovia Corporation           COM              929903102      659    12180 SH       SOLE                    12180
Washington Group Int'l         COM              938862208     8178   153322 SH       SOLE                   151422
Washington Mutual              COM              939322103     1085    23802 SH       SOLE                    18802              5000
Wellpoint Inc.                 COM              94973V107     4879    67050 SH       SOLE                    67050
Wells Fargo & Company          COM              949746101    52424   781511 SH       SOLE                   747751             24760
Werner Enterprises             COM              950755108    12608   622025 SH       SOLE                   614125
Weyerhaeuser Company           COM              962166104    40793   655314 SH       SOLE                   627140             19500
Whiting Petroleum Corporation  COM              966387102    25751   615020 SH       SOLE                   607920
Windrose Medical Property Tr   COM              973491103     1180    80800 SH       SOLE                    79200              1600
XTO Energy Inc.                COM              98385X106    14600   329800 SH       SOLE                   329800
Royal Bank of Scotland 6.4% Pf PFD              780097796      481    20000 SH       SOLE                    20000
Fiduciary Claymore MLP Opport  TR UNIT          31647Q106      758    41735 SH       SOLE                    35895              5840
Nuveen Preferred & Convert Inc COM SHS          67073D102     1961   159650 SH       SOLE                   155850              3800
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105     1811   132760 SH       SOLE                   129360              3400
Salomon Bros. Hi Income Fund I COM SHS          794907105      392    40000 SH       SOLE                    40000
Van Kampen Muni Tr SBI         COM SHS          920919107      570    40000 SH       SOLE                    40000
Atlas Pipeline Partners Unit L LTD              049392103     1943    47505 SH       SOLE                    47255               250
Energy Transfer Partners LP    LTD              29273R109     3329    74550 SH       SOLE                    74220               330
Enterprise Products LP         LTD              293792107     1720    69057 SH       SOLE                    68627               430
Inergy L P                     LTD              456615103      230     8920 SH       SOLE                     8920
Markwest Energy Partners LP    LTD              570759100      853    20680 SH       SOLE                    20450               230
Pacific Energy Partners LP     LTD              69422R105     1453    44605 SH       SOLE                    44225               380
Plains All American Pipeline L LTD              726503105     1459    33400 SH       SOLE                    33130               270
Teekay LNG Partners            LTD              Y8564M105     1788    58830 SH       SOLE                    58290               540
Teppco Partners L P            LTD              872384102     1329    37710 SH       SOLE                    37430               280
Valero LP                      LTD              91913W104     1216    24647 SH       SOLE                    24457               190